GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION - CONDENSED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet
Cash and cash equivalents	$ 1,329,187	$ 1,481,447	$ 990,405	$ 1,100,444
Marketable securities	89,342	39,200
Accounts receivable, net	220,138	250,077
Other current assets	204,068	174,286
Intercompany receivables	0	0
Property and equipment, net	306,248	302,817
Goodwill	1,924,052	2,245,364	1,754,926
Intangible assets, net	355,451	440,828
Investment in subsidiaries	0	0
Other non-current assets	217,387	254,672
TOTAL ASSETS	4,645,873	5,188,691
Current portion of long-term debt	20,000	40,000
Accounts payable, trade	62,863	86,883
Other current liabilities	630,525	641,663
Long-term debt, net of current portion	1,582,484	1,726,954
Income taxes payable	33,528	33,692
Intercompany liabilities	0	0
Other long-term liabilities	272,976	413,283
Redeemable noncontrolling interests	32,827	30,391
Total IAC shareholders' equity	1,869,222	1,804,526
Noncontrolling interests	141,448	411,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,645,873	5,188,691
Eliminations
Condensed Balance Sheet
Cash and cash equivalents	0	0
Marketable securities	0	0
Accounts receivable, net	0	0
Other current assets	0	0
Intercompany receivables	(1,782,865)	(1,600,470)
Property and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(4,217,372)	(3,595,366)
Other non-current assets	(115,473)	(14,992)
TOTAL ASSETS	(6,115,710)	(5,210,828)
Current portion of long-term debt	0	0
Accounts payable, trade	0	0
Other current liabilities	0	0
Long-term debt, net of current portion	0	0
Income taxes payable	(216)	0
Intercompany liabilities	(1,782,865)	(1,600,470)
Other long-term liabilities	(115,257)	(14,992)
Redeemable noncontrolling interests	0	0
Total IAC shareholders' equity	(4,217,372)	(3,595,366)
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	(6,115,710)	(5,210,828)
IAC
Condensed Balance Sheet
Cash and cash equivalents	552,699	1,073,053	762,231	780,651
Marketable securities	89,342	27,578
Accounts receivable, net	0	33
Other current assets	71,152	30,813
Intercompany receivables	0	0
Property and equipment, net	4,350	4,432
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	3,659,570	3,128,765
Other non-current assets	52,228	84,368
TOTAL ASSETS	4,429,341	4,349,042
Current portion of long-term debt	20,000	0
Accounts payable, trade	2,697	4,711
Other current liabilities	42,159	62,833
Long-term debt, net of current portion	405,991	550,083
Income taxes payable	0	152
Intercompany liabilities	1,782,865	1,600,470
Other long-term liabilities	306,407	326,267
Redeemable noncontrolling interests	0	0
Total IAC shareholders' equity	1,869,222	1,804,526
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,429,341	4,349,042
Guarantor Subsidiaries
Condensed Balance Sheet
Cash and cash equivalents	0	0	0	0
Marketable securities	0	0
Accounts receivable, net	90,807	115,280
Other current assets	30,515	46,128
Intercompany receivables	735,108	637,324
Property and equipment, net	178,806	198,890
Goodwill	521,740	776,569
Intangible assets, net	83,179	135,817
Investment in subsidiaries	557,802	466,601
Other non-current assets	111,037	11,258
TOTAL ASSETS	2,308,994	2,387,867
Current portion of long-term debt	0	0
Accounts payable, trade	38,283	42,104
Other current liabilities	120,279	140,077
Long-term debt, net of current portion	0	0
Income taxes payable	3,470	3,435
Intercompany liabilities	0	0
Other long-term liabilities	22,714	18,160
Redeemable noncontrolling interests	0	0
Total IAC shareholders' equity	2,124,248	2,184,091
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,308,994	2,387,867
Non-Guarantor Subsidiaries
Condensed Balance Sheet
Cash and cash equivalents	776,488	408,394	$ 228,174	$ 319,793
Marketable securities	0	11,622
Accounts receivable, net	129,331	134,764
Other current assets	102,401	97,345
Intercompany receivables	1,047,757	963,146
Property and equipment, net	123,092	99,495
Goodwill	1,402,312	1,468,795
Intangible assets, net	272,272	305,011
Investment in subsidiaries	0	0
Other non-current assets	169,595	174,038
TOTAL ASSETS	4,023,248	3,662,610
Current portion of long-term debt	0	40,000
Accounts payable, trade	21,883	40,068
Other current liabilities	468,087	438,753
Long-term debt, net of current portion	1,176,493	1,176,871
Income taxes payable	30,274	30,105
Intercompany liabilities	0	0
Other long-term liabilities	59,112	83,848
Redeemable noncontrolling interests	32,827	30,391
Total IAC shareholders' equity	2,093,124	1,411,275
Noncontrolling interests	141,448	411,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,023,248	$ 3,662,610